Approval of the Financial Statements	12 Months Ended
Dec. 31, 2024
Approval Of Financial Statements
Approval of the Financial Statements
34.	Approval of the Financial Statements
The financial statements were approved and the issuance authorized by the Board of Directors on April 30, 2025.